UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			       WASHINGTON, D.C. 20549

				       Form 13F

			          Form 13F Cover Page

Report for the calander year or quarter ended: June 30,2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement
				  [ ] adds new holdimgs entries.

Institutional Investment Manger Filing this Report:

Name:	 Bank of Tokyo-Mitsubishi, Ltd.
Address: 1251 Avenue of the Americas
	 New York, N.Y. 10020-1104

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Thomas Greene
Title:		VP, Manager
Phone:		(212) 782-4518
Signature, place, amd date of signing:

Thomas Greene	New York, N.Y. June 30,2001

Report type (Check only one.):
[X] 	13F Holding Report.
[ ] 	13F Notice
[ ] 	13F Combination Report.

List of other managers reporting for this Manager:

I am signing this report as required by the securities exchange act of 1934.

			FORM 13F SUMMARY PAGE:

Report Summary:

Number of other included managers: 0

Form 13F Information Table Entry Total: 4

Form 13F information Table Value Total: $3,560,740

List of Other included manager:
No.	13F File Number		Name
None

		       FORM 13F INFORMATION TABLE
						  Value	      Shares/
Name of Issurer	   Title of Class  CUSIP	(X $1000)     Prn Amt
UnionBancal Corp.    Common	  908906100 	3,557,601  105,566,801
Exar Corp.           Common       300645908	    2,668      135,000
Nortel Inversora     Common	  656567401   	      215       20,786
Nortel Networks	     Common       656568102           256       28,115

Sh/put/		Invstmt	   Other  	Voting Authority
Prn Call	Descretn  Manager    sole	Shared	 None
SH		Sole	  None	  105,566,801
SH		Sole	  None        135,000
SH	        Sole      None         20,786
SH		Sole	  None         28,115